Convertible Promissory Notes	12 Months Ended
May 31, 2024
Convertible Promissory Notes [Abstract]
Convertible Promissory Notes

NOTE 7. Convertible Promissory Notes

In May 2022, the Company approved the issuance of a series of Convertible Promissory Notes (collectively, the “Notes”) carrying a one-year term with interest on the outstanding principal amount from the date of issuance accrued at the rate of 10% per annum.

On or before the date of the repayment in full of the Notes, in the event the Company issued shares of its equity securities to investors (the “Investors”) in gross proceeds of at least $2.0 million (a “Qualified Financing”), the outstanding principal and unpaid accrued interest balance of the Notes would convert into common shares at a conversion price equal to the lesser of (i) 80% of the per share price paid by the Investors; and (ii) a price equal to $15.0 million divided by the aggregate number of outstanding common shares of the Company immediately prior to the closing of the Qualified Financing on the same terms and conditions as provided to the Investors.

During the year ended May 31, 2023, the Company issued Convertible Promissory Notes in the amount of $1,035.

During the year ended May 31, 2024, the Company issued an additional Convertible Promissory Note in the amount of $300, with the same terms as the previously issued convertible promissory notes.

The following table presents the principal amounts and accrued interest of the Convertible Promissory Notes as of May 31, 2024:

Amount
Convertible Promissory Notes May 31, 2022	$50
Issuance of additional Convertible Promissory Notes	1,035
Accrued interest	57
Convertible Promissory Notes May 31, 2023	$1,142
Issuance of additional Convertible Promissory Notes	300
Accrued interest	54
Conversion of Promissory Notes	(1,496)
Convertible Promissory Notes May 31, 2024	$-

In October 2023, the Company completed a Qualified Financing and based on the terms of the Notes all Convertible Promissory Notes were converted into 517,532 common shares at of the Company.